Summary of Significant Accounting Policies - Summary of Maturities of Accounts Payable (Detail) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Accounts Payable [line items]
Trade Accounts Payable	€ 7,215,127	€ 4,621,918
Convertible Bonds due to Related Parties	71,517	87,785
Not later than one year [member]
Disclosure Of Accounts Payable [line items]
Trade Accounts Payable	7,215,127	4,621,918
Convertible Bonds due to Related Parties	71,517	87,785
Later than one year [member]
Disclosure Of Accounts Payable [line items]
Trade Accounts Payable	0	0
Convertible Bonds due to Related Parties	€ 0	€ 0